SUPPLEMENT DATED NOVEMBER 1, 2007
TO THE PROSPECTUS DATED MAY 1, 2007
OF THE DIVERSIFIED INVESTORS VARIABLE FUNDS AND
THE DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

Investment Adviser.  Effective November 1, 2007, each of the Diversified Investors Strategic Allocation Variable Subaccounts and each underlying Portfolio in which the Diversified Investors Variable Funds Subaccounts invests has entered into a new Investment Advisory Agreement with Transamerica Fund Advisors, Inc. (TFAI) who will serve as the investment adviser for each Strategic Allocation Variable Subaccount and each Portfolio. The investment advisory fees paid by the applicable Subaccount or Portfolio to TFAI under the new Investment Advisory Agreements will remain the same as the fees previously paid by the Subaccount or Portfolio to Diversified Investment Advisors.

TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group.

The investment subadvisers to each underlying Portfolio have not changed. TFAI provides general supervision of the subadvisers subject to policies set by the Board of Trustees of the Portfolios. TFAI also manages the assets of each Strategic Allocation Variable Subaccount, subject to policies set by the Trustees.

Diversified Investment Advisors will continue to focus on its core business of providing retirement plan services to sponsors and their participants. Retirement plan participants may continue to call Diversified’s Customer Call Center at 800-755-5801 or access Diversified Direct On-Line at www.divinvest.com in order to access their retirement plan accounts administered at Diversified.

Legal Proceedings.  As previously disclosed in the Diversified Investors Strategic Variable Funds’ proxy statement dated August 27, 2007, as part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting TFAI and certain affiliates and former employees of TFAI, the Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the Subaccounts and Portfolios currently believe that the likelihood that it will have a material adverse impact on them is remote. It is important to note that the Subaccounts and Portfolios are not aware of any allegation of wrongdoing against them and their board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the Subaccounts or Portfolios, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the Subaccounts or Portfolios and to bring all matters to an appropriate conclusion. TFAI and/or its affiliates, and not the Subaccounts or Portfolios, will bear the costs regarding these regulatory matters.

Form No. 2892 (rev. 10/07)	33-73734
333-08543

Supplement Dated November 1, 2007
to the
Statement of Additional Information Dated May 1, 2007
of
Diversified Investors Variable Funds
Diversified Investors Strategic Variable Funds
Investment Advisory Services. Effective November 1, 2007, each of the Diversified Investors Strategic Allocation Variable Subaccounts and each underlying Portfolio in which the Diversified Investors Variable Funds Subaccounts invests has entered into a new Investment Advisory Agreement with Transamerica Fund Advisors, Inc. (TFAI) who will serve as the investment adviser for each Strategic Allocation Variable Subaccount and each Portfolio. The investment advisory fees paid by the applicable Subaccount or Portfolio to TFAI under the new Investment Advisory Agreements will remain the same as the fees previously paid by the Subaccount or Portfolio to Diversified Investment Advisors.
TFAI, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by AEGON USA, Inc. (AEGON USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded, international insurance group.
The investment subadvisers to each underlying Portfolio have not changed. TFAI provides general supervision of the subadvisers subject to policies set by the Board of Trustees of the Portfolios. TFAI also manages the assets of each Strategic Allocation Variable Subaccount, subject to policies set by the Trustees.
Investment Restrictions Relating to the Portfolios and the Strategic Variable Funds Subaccounts.
Effective October 30, 2007, each Strategic Variable Funds Subaccount and each Portfolio has adopted the following fundamental policies and restrictions:
1.	The Subaccount or Portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2.	The Subaccount or Portfolio may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3.	The Subaccount or Portfolio may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, (the “Securities Act” or the “1933 Act”) except as permitted under the Securities Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Subaccount or Portfolio may be deemed to be an underwriter within the meaning of the Securities Act, the Subaccount or Portfolio may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

4.	The Subaccount or Portfolio may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Subaccount or Portfolio may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the portfolio as a result of the ownership of securities.

5.	The Subaccount or Portfolio may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6.	The Subaccount or Portfolio may not “concentrate” its investments in a particular industry or group of industries (except those Portfolios listed below), except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities, except that the Money Market Portfolio may invest without limitation in obligations issued by banks.

7.	The Subaccount or Portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
These fundamental policies replace in their entirety the fundamental policies listed for the Portfolios listed on pages 24-25 of the Statement of Additional Information. These fundamental policies replace in their entirety the fundamental policies listed for the Strategic Variable Funds Subaccounts listed on page 28-29 of the Statement of Additional Information. The Subaccounts’ and Portfolios non-fundamental policies have not changed.
Management of Diversified Investors Portfolios and the Strategic Variable Funds Account.
Effective October 30, 2007, the Trustees of Diversified Investors Portfolios and the Managing Board members of Diversified Investors Strategic Variable Funds are set forth below. The length of time served is provided from the date a member became a Board member of any of the Diversified Investors Strategic Variable Funds or Diversified Investors Portfolios. Asterisks indicate those Board members who are “interested persons” (as defined in the 1940 Act) of the Diversified Investors Strategic Variable Funds or Diversified Investors Portfolios, as the case may be. The address of each Board member, unless otherwise indicated, is 570 Carillon Parkway, St. Petersburg, Florida 33716.

Number of
Investment
Companies
	Position Held and		Associated with
	Length of Time	Principal Occupation during	TFAI Overseen by
Name and Age	Served	Past 5 Years and Other Directorships Held	Member
John K. Carter Age: 46	Trustee, President and Chief Executive Officer since 2007	President and Chief Executive Officer (July 2006 to present), Senior Vice President (1999 to June 2006), Director (2000 to present), General Counsel and Secretary (2000 to August 2006), Chief Compliance Officer (2004 to August 2006), TFAI; President and Chief Executive Officer (July 2006 to present), Senior Vice President (1999 to June 2006), Director	160

Number of
Investment
Companies
	Position Held and		Associated with
	Length of Time	Principal Occupation during	TFAI Overseen by
Name and Age	Served	Past 5 Years and Other Directorships Held	Member
(2001 to present), General Counsel and Secretary (2001 to August 2006), Transamerica Fund Services, Inc. (‘‘TFS”); Vice President, AFSG Securities Corporation (2001 to present); Chief Executive Officer (July 2006 to present), Vice President, Secretary and Chief Compliance Officer (2003 to August 2006), Transamerica Investors, Inc. (‘‘TII”); Senior Vice President, General Counsel and Secretary, Transamerica Index Funds, Inc. (‘‘TIFI”) (2002 to 2004); Vice President, Transamerica Investment Services, Inc. (‘‘TISI”) (2003 to 2005) and Transamerica Investment Management, LLC (‘‘TIM”) (2001 to 2005).

Leo J. Hill Age: 51	Trustee since 2007	Principal, Advisor Network Solutions, LLC (business	160

			Number of
			Investment
			Companies
	Position Held and		Associated with
	Length of Time	Principal Occupation during	TFAI Overseen by
Name and Age	Served	Past 5 Years and Other Directorships Held	Member
		consulting) (2006 to present); Owner and President, Prestige Automotive Group (2001 to 2005); President, L.J. Hill & Company (1999 to present).

Neal M. Jewell Age: 72	Trustee since 1993	10/2004 to present – Retired; 1/1996 to 10/2004 – Independent Trustee, EAI Select Managers Equity Fund (a mutual fund).	160

Russell A. Kimball, Jr. Age: 63	Trustee since 2007	General Manager, Sheraton Sand Key Resort (1975 to present).	160

Eugene M. Mannella Age: 53	Trustee since 1993	Self-employed consultant (2006 to present); President, Arapain Partners LLC (limited purpose broker/dealer) (1998 to present); President, International Fund Services (alternative asset administration) (1993 to 2005)	160

Norm R. Nielsen Age: 68	Trustee since 2007	Retired (2005 to present); Buena Vista University Board of Trustees (2004 to present); Director, Iowa City Area Development (1996 to 2004); Director, Iowa Health Systems (1994 to 2003);	160

			Number of
			Investment
			Companies
	Position Held and		Associated with
	Length of Time	Principal Occupation during	TFAI Overseen by
Name and Age	Served	Past 5 Years and Other Directorships Held	Member
		Director, U.S. Bank (1988 to 2006); President, Kirkwood Community College (1979 to 2005).

Joyce Galpern Norden Age: 68	Trustee since 1993	Retired (2004 to present); Board of Governors, Reconstructionist Rabbinical College (2007 to present); Vice President, Institutional Advancement, Reconstructionist Rabbinical College (1996 to 2004)	160

Patricia L. Sawyer DOB: 57	Trustee since 1993	President and Executive Search Consultant, Smith & Sawyer LLC (consulting) (1989 to present).	160

John W. Waechter Age: 55	Trustee since 2007	RBC Dain Rauscher (securities dealer (March 2004 to May 2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer (1979 to 2004); Treasurer, The Hough Group of Funds (1993 to 2004).	160

Effective August 10, 2007 the officers of Diversified Investors Strategic Variable Funds and Diversified Investors Portfolios and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. The address of each officer of Diversified Investors Strategic Variable Funds and Diversified Investors Portfolios is 570 Carillon Parkway, St. Petersburg, Florida 33716.

	Position Held and	Principal Occupation during
Name and Age	Length of Time Served	Past 5 Years and Other Directorships Held
John K. Carter Age: 46	Trustee, President and Chief Executive Officer since 2007	See the table above.

Dennis P. Gallagher Age: 36	Vice President, General Counsel and Secretary since 2007	Director, Senior Vice President, General Counsel and Secretary, TFAI and TFS (September 2006 to present); Director, Deutsche Asset Management (1998 to 2006).

Elizabeth L. Belanger Age: 35	Deputy General Counsel, Assistant Secretary and Conflicts of Interest Officer since 2005	Vice President and Senior Counsel, Diversified Investment Advisors, Inc. (“Diversified”) (with Diversified since 2005); Director, Transamerica Financial Life Insurance Company (“TFLIC”) (April 2006 to present); Director of Compliance, Domini Social Investments LLC (November 2003 to May 2005); Associate, Bingham McCutchen LLP (September 1997 to October 2003).

Joseph Carusone Age: 42	Vice President, Treasurer and Principal Financial Officer since 2001	Vice President, Diversified (with Diversified since 1999); President, Diversified Investors Securities Corp. (“DISC”) (February 2007 to present); Director, TFLIC (2004 to present).

Christopher A. Staples Age: 37	Vice President and Chief Investment Officer since 2007	Vice President, Investment Administration, TII (2004 to present); Director, TFS (2005 to present); Assistant Vice President, Raymond James & Associates (1999 to 2004).

	Position Held and	Principal Occupation during
Name and Age	Length of Time Served	Past 5 Years and Other Directorships Held
Rick Resnik Age: 40	Chief Compliance Officer since 2004	Vice President and Chief Compliance Officer, Diversified (with Diversified since 1998); Director, Vice President and Chief Compliance Officer, DISC (June 1999 to present)

Michael Masson Age: 36	Assistant Treasurer since 2007	Assistant Vice President, TII (2005 to present); Assistant Vice President, TFS and TFAI (2005 to present); Assistant Vice President, JPMorgan Chase & Co. (1999 to 2005).

Suzanne Valerio-Montemurro Age: 43	Assistant Treasurer since 2002	Vice President, Diversified (with Diversified since 1998).
Administrator.
Effective November 1, 2007, Diversified Investors Portfolios has entered into an Administrative Services Agreement (the “Administrative Agreement”) with Transamerica Fund Services, Inc. (“TFS”), 570 Carillon Parkway, St. Petersburg, Florida 33716. Under the Administrative Agreement, TFS carries out and supervises all of the administrative functions of the Portfolios. TFS receives no additional compensation for providing such administrative services.
The administrative duties of TFS with respect to the Portfolios include: providing the Portfolios with office space, telephones, office equipment and supplies; paying the compensation of the Portfolios’ officers for services rendered as such; supervising and assisting in preparation of annual and semi-annual reports to shareholders, notices of dividends, capital gain distributions and tax information; supervising compliance by the Portfolios with the recordkeeping requirements under the 1940 Act and regulations thereunder and with the state regulatory requirements; maintaining books and records of the Portfolios (other than those maintained by the Portfolios’ custodian); preparing and filing tax returns and reports; monitoring and supervising relationships with the Portfolios’ custodian and transfer agent; monitoring the qualifications of investors in each Portfolio; authorizing expenditures and approving bills for payment on behalf of each Portfolio; and providing executive, clerical and secretarial help needed to carry out its duties.
Diversified Investors Portfolios: Description of the Trust. Diversified Investors Portfolios is organized as a trust under the law of the State of New York. Under Diversified Investors Portfolios’ Declaration of Trust, the Trustees are authorized to issue beneficial interests in one or more series.
Series. Currently, there are eighteen active series of Diversified Investors Portfolios, although additional series may be established from time to time. A holder’s interest in a Portfolio, as a series of a Trust, represents an interest in the

Portfolio only and not in the assets of any other series of the Trust. The Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series. The Trustees may change any of those features or terminate any series, combine series with other series in the Trust.
Issuance and Redemption of Interests. Each Portfolio may issue an unlimited amount of interests in the Portfolio for such consideration and on such terms as the Trustees may determine. Investors are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. The Portfolio may require a decrease of or a complete withdrawal of an investor’s interest in the Portfolio upon certain conditions as may be determined by the Trustees.
Disclosure of Investor Holdings. The Declaration of Trust of Diversified Investors Portfolios specifically requires investors, upon demand, to disclose to a Portfolio information with respect to the direct and indirect ownership of interests in order to comply with various laws or regulations, and a Portfolio may disclose such ownership if required by law or regulation.
Voting. The Declaration of Trust of Diversified Investors Portfolios provides for voting by holders of beneficial interests as required by the Investment Company Act of 1940 or other applicable laws but otherwise permits, consistent with New York law, actions by the Trustees without seeking the consent of holders. The Trustees may, without approval of interest holders, amend a Trust’s Declaration of Trust or authorize the merger or consolidation of the Trust into another trust or entity, reorganize the Trust, or any series into another trust or entity or a series of another entity, sell all or substantially all of the assets of the Trust or any series to another entity, or a series of another entity, or terminate the Trust or any series.
     The Portfolios are not required to hold an annual meeting of interest holders, but will call special meetings of holders whenever required by the 1940 Act or by the terms of the applicable Declaration of Trust. The Declaration of Trust provides that each holder is entitled to a vote in proportion to the amount of its investment in each Portfolio. All holders of all series of the Trust vote together, except where required by the 1940 Act to vote separately by series, or when the Trustees have determined that a matter affects only the interests of one or more series.
Election and Removal of Trustees. The Declaration of Trust of Diversified Investors Portfolios provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by the remaining Trustees, except when election of Trustees by the holders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by holders at a meeting at which a quorum is present. The Declaration of Trust also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed, with or without cause, by a vote of holders holding two-thirds of the interests in the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration of Trust relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.
Amendments to the Declaration of Trust. The Trustees are authorized to amend the Declaration of Trust without the vote of interest holders, but no amendment may be made that impairs the exemption from personal liability granted in the declaration to persons who are or have been holders, Trustees, officers or, employees of the Trust or that limit the rights to indemnification or insurance provided in the Declaration of Trust with respect to actions or omissions of persons entitled to indemnification under the Declaration of Trust prior to the amendment.
Interest holder, Trustee and Officer Liability.  The Declaration of Trust provides that interest holders are not personally liable for the obligations of a Portfolio and requires the Portfolio to indemnify a holder against any loss or expense arising from any such liability. In addition, a Portfolio will assume the defense of any claim against a holder for personal liability at the request of the holder. The Declaration of Trust further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its interest holders, for any act, omission, or obligation of the Trust. The Declaration of Trust also permits the limitation of a Trustee’s liability to the full extent permitted by law. The Declaration of Trust requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.
     The Declaration of Trust provides that any Trustee who serves as Chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.
Derivative Actions. The Declaration of Trust provides a detailed process for the bringing of derivative actions by interest holders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Portfolio or its interest holders as a result of spurious holder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated holders must first be made on the Portfolio’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgements that must be included in the demand.

Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Portfolio, the Trustees are required to reject the demand and the complaining holders may not proceed with the derivative action unless the holders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Portfolio. The Declaration of Trust further provides that holders owning at least 5% of the interests in the affected Portfolio must join in bringing the derivative action. If a demand is rejected, the complaining holders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Portfolio in connection with the consideration of the demand, if in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the holders bringing the action may be responsible for the Portfolio’s costs, including attorneys’ fees.
     The Declaration of Trust further provides that a Portfolio shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining holder only if required by law, and any attorneys’ fees that the Portfolio is obligated to pay shall be calculated using reasonable hourly rates. The Declaration of Trust requires that actions by holders against a Portfolio be brought only in federal court in the Southern District of New York, or if not permitted to be brought in federal court, then in the New York Supreme Court with assignment to the Commercial Division to the extent such assignment is permitted under the Uniform Civil Rules for the Supreme Court, including § 202.70 thereof. The Declaration of Trust also requires that the right to jury trial be waived to the full extent permitted by law.

Form No. 2538 (rev. 010/07)	033-73734
333-08543